Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw materials	$ 551,774	$ 212,736
In process and finished products	429,955	178,748
Total	$ 981,729	$ 391,484